Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	CGM TRUST
Central Index Key	dei_EntityCentralIndexKey	0000060335
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
CGM Focus Fund Prospectus | CGM Focus Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CGM FOCUS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEE TABLE
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Schedule of Fees Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 451% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	451.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and /or expense reimbursement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment objective is long term growth of capital. The Fund intends to pursue its objective by investing a significant portion of the Fund’s assets in a smaller number of companies, industries and/or sectors than other diversified mutual funds. The Fund typically invests in stocks of between 20-40 companies at one time. Up to 25% of the Fund’s total assets may be invested in securities issued by companies within a single industry. The Fund may invest in securities of U.S. and foreign issuers. There is no limit on the extent to which the Fund may invest in foreign companies or be exposed to issuers from any particular country.
The Fund may invest in securities of issuers of any size. If market conditions so warrant, the Fund may establish short positions in specific securities or stock indices. While the Fund expects to invest primarily in equity securities, the Fund may also invest in debt and fixed income securities, including below investment grade debt and/or fixed income securities, commonly referred to as “junk bonds.” The Fund's investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund has a long–term approach to achieve its investment objective and is not appropriate for investors that do not intend to hold the fund over a long term. You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:
Market Risk. You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.
Short Sale Risk. Short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited.
Industry/Sector Exposure Risk. The Fund’s performance could be negatively affected if it invests heavily in an industry or in a sector that performs poorly.
Risk of Investing in Fewer Issuers. If the Fund invests in larger positions in a smaller number of issuers, the Fund will be more susceptible to events negatively affecting those issuers. The Fund may invest in issuers whose securities react similarly to specific economic, market, political or other developments, which increases the risk associated with investing in fewer issuers.
Management Risk. The Fund is subject to management risk because it is actively managed and the Fund is generally invested in a small number of securities and industries. Factors that may be difficult to predict, like changes in interest rates or securities valuations, may not lead to the results intended by the investment adviser and may have an adverse effect on the value or performance of the Fund.
Foreign Securities Risk. Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Small and Medium-Sized Companies Risk. The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with larger, more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.
Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable and/or result in increased expenses to the Fund.
Recent events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the Standard & Poor's 500 Index ("S&P 500 Index"), a broad based measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the Standard & Poor's 500 Index ("S&P 500 Index"), a broad based measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4048
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (as of 12/31 each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	During the 10-year period shown in the bar chart, the highest quarterly return was 23.14% for the quarter ended 12/31/10 and the lowest quarterly return was -23.93% for the quarter ended 9/30/11.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	"Return after taxes on distributions and sale of Fund shares" may be higher than other figures for the same period if a capital loss occurs upon redemption that results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. "Return after taxes on distributions and sale of Fund shares" may be higher than other figures for the same period if a capital loss occurs upon redemption that results in an assumed tax deduction for the shareholder.

CGM Focus Fund Prospectus | CGM Focus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
CGM Focus Fund Prospectus | CGM Focus Fund | CGM Focus Fund
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CGMFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.32%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	544
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	945
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,065
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	544
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	945
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,065
Annual Return 2010	rr_AnnualReturn2010	16.97%
Annual Return 2011	rr_AnnualReturn2011	(26.29%)
Annual Return 2012	rr_AnnualReturn2012	14.23%
Annual Return 2013	rr_AnnualReturn2013	37.58%
Annual Return 2014	rr_AnnualReturn2014	1.41%
Annual Return 2015	rr_AnnualReturn2015	(4.11%)
Annual Return 2016	rr_AnnualReturn2016	9.03%
Annual Return 2017	rr_AnnualReturn2017	24.82%
Annual Return 2018	rr_AnnualReturn2018	(24.73%)
Annual Return 2019	rr_AnnualReturn2019	(13.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.93%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.07%)
5 Years	rr_AverageAnnualReturnYear05	(3.11%)
10 Years	rr_AverageAnnualReturnYear10	1.61%
CGM Focus Fund Prospectus | CGM Focus Fund | CGM Focus Fund | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(13.25%)
5 Years	rr_AverageAnnualReturnYear05	(3.17%)
10 Years	rr_AverageAnnualReturnYear10	1.58%
CGM Focus Fund Prospectus | CGM Focus Fund | CGM Focus Fund | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(7.61%)
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
10 Years	rr_AverageAnnualReturnYear10	1.25%
CGM Mutual Fund Prospectus | CGM Mutual Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CGM MUTUAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks.
Expense [Heading]	rr_ExpenseHeading	FEE TABLE
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Schedule of Fees Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 442% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	442.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and /or expense reimbursement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to attain its objective by investing in a managed mix of equity and debt securities with 75% of assets invested in equity securities and 25% of its assets in debt or fixed income securities under normal circumstances. However, the Fund is flexibly managed so that the weighting in debt or fixed income securities may be heavier, depending on the investment adviser’s outlook. The fixed income securities the Fund invests in will generally have a maturity of 30 days to more than 30 years and may be of any credit quality. The Fund may not invest more than 35% of its total assets in below investment grade debt and fixed income securities, commonly referred to as “junk bonds.”
The Fund may invest in securities of issuers of any size. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a small number of companies, industries and/or sectors. Up to 25% of the Fund’s total assets may be invested in securities issued by companies within a single industry. The Fund may invest in securities of U.S. and foreign issuers. There is no limit on the extent to which the Fund may invest in foreign companies or be exposed to issuers from any particular country. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund has a long–term approach to achieve its investment objective and is not appropriate for investors that do not intend to hold the fund over a long term. You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:
Market Risk. You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.
Industry/Sector Exposure Risk. The Fund’s performance could be negatively affected if it invests heavily in an industry or in a sector that performs poorly.
Risk of Investing in Fewer Issuers. If the Fund invests in larger positions in a smaller number of issuers, the Fund will be more susceptible to events negatively affecting those issuers. The Fund may invest in issuers whose securities react similarly to specific economic, market, political or other developments, which increases the risk associated with investing in fewer issuers.
Management Risk. The Fund is subject to management risk because it is actively managed and the Fund is generally invested in a small number of securities and industries. Factors that may be difficult to predict, like changes in interest rates or securities valuations, may not lead to the results intended by the investment adviser and may have an adverse effect on the value or performance of the Fund.
Foreign Securities Risk. Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Small and Medium-Sized Companies Risk. The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with larger, more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.
Fixed Income Securities Risk. Debt and fixed income securities are subject to risks including credit risk (that the obligor may default), interest rate risk (that the value of securities will decline if interest rates increase), prepayment and extension risk (that the obligor will prepay payments due on a security when interest rates decrease or will extend payments when interest rates increase), and maturity risk (that the value of investments with long-term maturities will decline if long-term interest rates increase).
Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable and/or result in increased expenses to the Fund.
Recent events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the Standard & Poor's 500 Index ("S&P 500 Index"), a broad based measure of market performance, and the ICE BofAML U.S. Corporate, Government & Mortgage Index. The ICE BofAML U.S. Corporate, Government & Mortgage Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. market, including U.S. Treasuries, quasi-governments, corporates, covered bonds and residential mortgage pass-throughs. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the Standard & Poor's 500 Index ("S&P 500 Index"), a broad based measure of market performance, and the ICE BofAML U.S. Corporate, Government & Mortgage Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4048
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (as of 12/31 each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	During the 10-year period shown in the bar chart, the highest quarterly return was 19.69% for the quarter ended 12/31/10 and the lowest quarterly return was -15.87% for the quarter ended 9/30/11.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	"Return after taxes on distributions and sale of Fund shares" may be higher than other figures for the same period if a capital loss occurs upon redemption that results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. "Return after taxes on distributions and sale of Fund shares" may be higher than other figures for the same period if a capital loss occurs upon redemption that results in an assumed tax deduction for the shareholder. ICE BofAML U.S. Corporate, Government & Mortgage Index: ICE Data Indices, LLC ("ICE DATA"), is used with permission. ICE DATA, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates nor their respective third party providers shall be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE DATA, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend Capital Growth Management Limited Partnership, or any of its products or services.

CGM Mutual Fund Prospectus | CGM Mutual Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
CGM Mutual Fund Prospectus | CGM Mutual Fund | ICE BofAML U.S. CORPORATE, GOVERNMENT & MORTGAGE INDEX (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The ICE BofAML U.S. Corporate, Government & Mortgage Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. market, including U.S. Treasuries, quasi-governments, corporates, covered bonds and residential mortgage pass-throughs.
Label	rr_AverageAnnualReturnLabel	ICE BofAML U.S. CORPORATE, GOVERNMENT & MORTGAGE INDEX (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.96%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	3.80%
CGM Mutual Fund Prospectus | CGM Mutual Fund | CGM Mutual Fund
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	LOMMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	661
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,468
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	377
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	661
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,468
Annual Return 2010	rr_AnnualReturn2010	15.98%
Annual Return 2011	rr_AnnualReturn2011	(16.94%)
Annual Return 2012	rr_AnnualReturn2012	16.79%
Annual Return 2013	rr_AnnualReturn2013	20.99%
Annual Return 2014	rr_AnnualReturn2014	5.29%
Annual Return 2015	rr_AnnualReturn2015	(3.07%)
Annual Return 2016	rr_AnnualReturn2016	7.58%
Annual Return 2017	rr_AnnualReturn2017	17.11%
Annual Return 2018	rr_AnnualReturn2018	(13.70%)
Annual Return 2019	rr_AnnualReturn2019	2.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.87%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	4.42%
CGM Mutual Fund Prospectus | CGM Mutual Fund | CGM Mutual Fund | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	3.08%
CGM Mutual Fund Prospectus | CGM Mutual Fund | CGM Mutual Fund | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	3.08%
CGM Realty Fund Prospectus | CGM Realty Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CGM REALTY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide a combination of income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEE TABLE
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Schedule of Fees Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 264% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	264.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and /or expense reimbursement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). Under normal circumstances, the Fund expects to invest at least 80% of its assets in these securities. The Fund considers a company to be in the real estate industry if construction, ownership, management, financing or sales of residential, commercial or industrial real estate account for at least 50% of its gross revenues or net profits. Companies in the real estate industry include those with significant real estate holdings, such as hotel chains and mining, lumber and paper companies. The Fund may invest up to 20% of its assets in equity or debt securities of companies outside the real estate industry. For example, the Fund has invested in financial institutions and manufacturers of consumer goods. The debt and fixed income securities in which the Fund may invest may be of any credit quality (including below investment grade securities commonly referred to as “junk bonds”) and of any maturity.
The Fund may invest in securities of issuers of any size. The Fund may invest in the securities of U.S. and foreign issuers. There is no limit on the extent to which the Fund may invest in foreign companies or be exposed to issuers from any particular country. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a small number of companies. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). Under normal circumstances, the Fund expects to invest at least 80% of its assets in these securities. The Fund considers a company to be in the real estate industry if construction, ownership, management, financing or sales of residential, commercial or industrial real estate account for at least 50% of its gross revenues or net profits. Companies in the real estate industry include those with significant real estate holdings, such as hotel chains and mining, lumber and paper companies. The Fund may invest up to 20% of its assets in equity or debt securities of companies outside the real estate industry. For example, the Fund has invested in financial institutions and manufacturers of consumer goods. The debt and fixed income securities in which the Fund may invest may be of any credit quality (including below investment grade securities commonly referred to as “junk bonds”) and of any maturity.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund has a long–term approach to achieve its investment objective and is not appropriate for investors that do not intend to hold the fund over a long term. You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:
Real Estate Industry and Market Risk. Fund performance may be negatively affected by factors with an adverse effect on companies in the real estate industry, such as changes in property values, taxes, interest rates, occupancy rates, government regulations, potential liability under environmental and hazardous waste laws, and, for companies engaged in activities relating to natural resources, factors affecting the value of the products they extract or produce.
Industry/Sector Exposure Risk. The Fund's performance could be negatively affected if it invests heavily in an industry or in a sector that performs poorly.
Market Risk. You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.
Risk of Investing in Fewer Issuers. If the Fund invests in larger positions in a smaller number of issuers, the Fund will be more susceptible to events negatively affecting those issuers. The Fund may invest in issuers whose securities react similarly to specific economic, market, political or other developments, which increases the risk associated with investing in fewer issuers.
Management Risk. The Fund is subject to management risk because it is actively managed and the Fund is generally invested in a small number of securities and industries. Factors that may be difficult to predict, like changes in interest rates or securities valuations, may not lead to the results intended by the investment adviser and may have an adverse effect on the value or performance of the Fund.
Foreign Securities Risk. Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Small and Medium-Sized Companies Risk. The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with larger, more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.
Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable and/or result in increased expenses to the Fund.
Recent events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the Standard & Poor's 500 Index ("S&P 500 Index"), a broad based measure of market performance and the Standard & Poor's United States REIT Index ("S&P U.S. REIT Index"). The S&P U.S. REIT Index defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the Standard & Poor's 500 Index ("S&P 500 Index"), a broad based measure of market performance and the Standard & Poor's United States REIT Index ("S&P U.S. REIT Index").
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4048
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (as of 12/31 each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	During the 10-year period shown in the bar chart, the highest quarterly return was 17.18% for the quarter ended 12/31/11 and the lowest quarterly return was -20.82% for the quarter ended 9/30/11.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	"Return after taxes on distributions and sale of Fund shares" may be higher than other figures for the same period if a capital loss occurs upon redemption that results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. "Return after taxes on distributions and sale of Fund shares" may be higher than other figures for the same period if a capital loss occurs upon redemption that results in an assumed tax deduction for the shareholder.

CGM Realty Fund Prospectus | CGM Realty Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
CGM Realty Fund Prospectus | CGM Realty Fund | S&P U.S. REIT INDEX (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P U.S. REIT Index defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States.
Label	rr_AverageAnnualReturnLabel	S&P U.S. REIT INDEX (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.45%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	11.79%
CGM Realty Fund Prospectus | CGM Realty Fund | CGM Realty Fund
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CGMRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,262
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	321
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	564
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,262
Annual Return 2010	rr_AnnualReturn2010	29.54%
Annual Return 2011	rr_AnnualReturn2011	1.03%
Annual Return 2012	rr_AnnualReturn2012	10.56%
Annual Return 2013	rr_AnnualReturn2013	9.91%
Annual Return 2014	rr_AnnualReturn2014	21.79%
Annual Return 2015	rr_AnnualReturn2015	(2.33%)
Annual Return 2016	rr_AnnualReturn2016	2.69%
Annual Return 2017	rr_AnnualReturn2017	32.85%
Annual Return 2018	rr_AnnualReturn2018	(20.21%)
Annual Return 2019	rr_AnnualReturn2019	3.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.82%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	7.90%
CGM Realty Fund Prospectus | CGM Realty Fund | CGM Realty Fund | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
10 Years	rr_AverageAnnualReturnYear10	6.08%
CGM Realty Fund Prospectus | CGM Realty Fund | CGM Realty Fund | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	2.62%
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	5.92%

[1]	The investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. This arrangement is expected to remain in effect through April 30, 2021 and may not be terminated prior to that date without the consent of the Fund's Board of Trustees.
[2]	The investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. This arrangement is expected to remain in effect through April 30, 2021 and may not be terminated prior to that date without the consent of the Fund's Board of Trustees.
[3]	The investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. This arrangement is expected to remain in effect through April 30, 2021 and may not be terminated prior to that date without the consent of the Fund's Board of Trustees.